Financial income and expenses (Tables)	9 Months Ended
Sep. 30, 2020
Financial income and expenses [Abstract]
Financial income
The following table sets forth financial income and expenses for the nine-month periods ended September 30, 2020 and 2019:

	For the nine-month period ended September 30,
Financial income	2020	2019
	($ in thousands)
Interest income from loans and credits	6,125	2,522
Interest rates benefits derivatives: cash flow hedges	288	331
Total	6,413	2,853

Financial expenses
	For the nine-month period ended September 30,
Financial expenses	2020	2019
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(186,769)	(196,350)
- Other debts	(56,578)	(69,744)
Interest rates losses derivatives: cash flow hedges	(46,092)	(44,139)
Total	(289,439)	(310,233)

Other net financial income and expenses
The following table sets out Other net financial income and expenses for the nine-month periods ended September 30, 2020, and 2019:

	For the nine-month period ended September 30,
Other financial income / (expenses)	2020	2019
	($ in thousands)
Other financial income	162,984	11,412
Other financial losses	(100,387)	(11,470)
Total	62,597	(58)